Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories

Note  10.   Inventories

Inventories consisted of the following:

	As at December 31,	As at December 31,
USD'000	2023	2022
Raw materials	1,025	4,523
Work in progress	4,206	2,987
Total inventories	5,231	7,510

In the years ended December 31, 2023, 2022 and 2021, the Group recorded an inventory valuation allowance in the income statement in an amount of respectively USD 220,289, USD 204,211 and USD 57,302 on raw materials, and USD 373,469, USD 349,623 and USD 404,509 on work in progress.